CASH AT BANK	3 Months Ended
Mar. 31, 2020
CASH AT BANK
NOTE 5 - CASH AT BANK

As of March 31, 2020, the Company held cash in bank in the amount of $5,192,095, which consist of the following:

	March 31, 2020	December 31, 2019
Bank Deposits-China	$4,943,930	5,000,014
Bank Deposits-Singapore	248,165	1,591,114
	5,192,095	6,591,128